PRIVATE PLACEMENT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Warrants price per share		$ 1.00	$ 1.00
Proceeds from warrants			$ 468,608
Private Placement Warrant [Member]
Class of Warrant or Right [Line Items]
Class of warrant, number of securities called by warrants		5,450,000	5,450,000
Proceeds from warrants		$ 5,450,000	$ 5,450,000
Private Placement Warrant [Member] | Sponsor [Member]
Class of Warrant or Right [Line Items]
Sponsor purchased shares		3,725,000	3,725,000
Private Placement Warrant [Member] | Underwriters [Member]
Class of Warrant or Right [Line Items]
Sponsor purchased shares		1,725,000	1,725,000
Private Placement Warrant [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Class of warrant, number of securities called by warrants		5,450,000	5,450,000
Warrants price per share		$ 1.00	$ 1.00